Summary of Significant Accounting Policies (Details 2)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
The Business and Summary of Significant Accounting Policies
Shares excluded from the weighted-average number of shares outstanding, which have been issued upon the early exercise of stock options and are subject to future vesting and unvested restricted stock	600,000	1,000,000	900,000	800,000
Net loss per share
Weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share	4,639,000	7,288,000
Convertible preferred stock
Net loss per share
Weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share	4,061,000	6,706,000
Options to purchase common stock
Net loss per share
Weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share	578,000	224,000
Warrants to purchase common stock
Net loss per share
Weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share		358,000